PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 103.7%
Asset-Backed Securities 21.5%
Collateralized Loan Obligations 21.4%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2019-11A, Class BR2, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.582%(c)	07/22/37		10,000	$10,093,973
Apex Credit CLO LLC (Cayman Islands), Series 2021-02A, Class A2, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	6.729(c)	10/20/34		4,725	4,745,676
Apidos CLO Ltd. (United Kingdom), Series 2022-42A, Class D, 144A, 3 Month SOFR + 5.760% (Cap N/A, Floor 5.760%)	10.377(c)	01/20/36		1,500	1,508,642
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2023-21A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.617(c)	07/20/35		5,000	5,048,803
Series 2024-24A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	6.369	01/20/38		10,000	10,000,000

Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.306(c)	07/15/30		14,250	14,294,047
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	4.529(c)	04/15/35	EUR	3,750	3,933,790
Bain Capital Credit CLO Ltd. (United Kingdom), Series 2023-03A, Class B, 144A, 3 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.335(c)	07/24/36		16,525	16,769,182
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2021-01A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.912%)	6.529(c)	07/20/34		250	250,917
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	6.917(c)	04/20/35		8,500	8,539,923
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.617(c)	04/20/35		5,000	5,028,832
Series 2023-02A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.617(c)	10/20/35		5,000	5,205,005

Battalion CLO Ltd. (Cayman Islands), Series 2017-11A, Class BR, 144A, 3 Month SOFR + 1.982% (Cap N/A, Floor 1.720%)	6.616(c)	04/24/34		5,000	5,000,543

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.456%(c)	07/15/37		11,500	$11,543,069
Carlyle US CLO Ltd. (Cayman Islands), Series 2023-05A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.267(c)	01/27/36		18,250	18,448,336
CIFC European Funding CLO DAC (Ireland), Series 03A, Class B1, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 1.500%)	4.684(c)	01/15/34	EUR	2,000	2,100,489
CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class BR3, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.397(c)	07/17/37		9,650	9,697,574
Columbia Cent CLO Ltd. (Cayman Islands), Series 2020-29A, Class BR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.000%)	6.579(c)	10/20/34		15,000	15,008,386
CQS US CLO Ltd. (Cayman Islands), Series 2021-01A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.367(c)	01/20/35		9,800	9,800,000
Elevation CLO Ltd. (Cayman Islands), Series 2020-11A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.656(c)	10/15/37		8,125	8,169,127
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.050% (Cap N/A, Floor 3.050%)	7.706(c)	10/14/35		10,000	10,176,212
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.533(c)	10/20/37		9,275	9,339,625

Golub Capital Partners CLO Ltd. (United Kingdom), Series 2023-68A, Class B, 144A, 3 Month SOFR + 2.800% (Cap N/A, Floor 2.800%)	7.426(c)	07/25/36		18,600	18,826,788
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.909(c)	04/26/31		699	699,733
Guggenheim CLO Ltd. (Cayman Islands), Series 2022-02A, Class B, 144A, 3 Month SOFR + 3.800% (Cap N/A, Floor 3.800%)	8.456(c)	01/15/35		3,750	3,776,700
Hayfin US Ltd. (Cayman Islands), Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.817(c)	04/28/37		13,500	13,617,439

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

HPS Loan Management Ltd. (Cayman Islands), Series 2023-18A, Class B, 144A, 3 Month SOFR + 2.950% (Cap N/A, Floor 2.950%)	7.567%(c)	07/20/36	17,900	$18,091,747
KKR CLO Ltd. (Cayman Islands),
Series 2022-41A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	6.547(c)	04/15/35	12,500	12,546,949
Series 32A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.756(c)	04/15/37	4,000	4,026,020

LCM Ltd. (Cayman Islands), Series 33A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	6.529(c)	07/20/34	1,300	1,301,713
Madison Park Funding Ltd. (Cayman Islands), Series 2021-59A, Class BR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	6.552(c)	04/18/37	11,000	11,060,245
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	6.698(c)	07/15/31	9,250	9,252,015
NGC Ltd. (United Kingdom), Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.397(c)	07/20/37	7,650	7,711,771
Ocean Trails CLO Ltd. (United Kingdom), Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	7.156(c)	01/15/37	4,250	4,311,709
Octagon Investment Partners Ltd. (Cayman Islands), Series 2019-03A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.456(c)	07/15/37	8,100	8,118,139
Octagon Investment Partners Ltd., Series 2017-01A, Class BR3, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.411(c)	10/31/37	7,600	7,607,837
OFSI BSL CLO Ltd. (Cayman Islands), Series 2024-13A, Class B, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.867(c)	04/20/37	5,000	5,057,804
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class AJ, 144A, 3 Month SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.517(c)	01/20/35	3,200	3,213,532
Series 2023-12A, Class B, 144A, 3 Month SOFR + 3.150% (Cap N/A, Floor 3.150%)	7.767(c)	01/20/35	11,950	12,030,680

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

PPM CLO Ltd. (Cayman Islands), Series 2019-02A, Class BR2, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.897%(c)	04/16/37		3,250	$3,259,598
Rad CLO Ltd. (Cayman Islands), Series 2023-19A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.267(c)	04/20/35		18,900	19,014,615
Regatta Funding Ltd. (Cayman Islands), Series 2024-03A, Class B, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.890(c)	09/06/37		13,500	13,518,727
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class BR, 144A, 3 Month SOFR + 2.450% (Cap N/A, Floor 2.450%)	7.067(c)	01/20/37		17,200	17,360,232
Sound Point CLO Ltd. (United Kingdom), Series 2022-35A, Class B, 144A, 3 Month SOFR + 3.100% (Cap N/A, Floor 3.100%)	7.717(c)	01/26/36		17,700	17,834,587
Sound Point CLO Ltd. (Cayman Islands), Series 2020-02A, Class DR, 144A, 3 Month SOFR + 3.612% (Cap N/A, Floor 3.350%)	8.237(c)	10/25/34		1,500	1,476,499
St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	4,500	4,363,714
Symphony CLO Ltd. (Bermuda), Series 2023-40A, Class B, 144A, 3 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	7.206(c)	01/14/34		14,000	14,013,752
Tikehau US CLO Ltd. (Bermuda), Series 2022-02A, Class BR, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.367(c)	01/20/36		12,000	12,203,766
Trinitas CLO Ltd. (Cayman Islands),
Series 2021-15A, Class B1, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	6.593(c)	04/22/34		8,350	8,352,094
Series 2022-20A, Class B, 144A, 3 Month SOFR + 2.460% (Cap N/A, Floor 2.460%)	7.077(c)	07/20/35		10,000	10,048,065

Voya CLO Ltd. (Cayman Islands), Series 2019-03A, Class BR, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	6.559(c)	10/17/32		8,650	8,657,066

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Wellfleet CLO Ltd. (Cayman Islands), Series 2021-02A, Class B, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	6.718%(c)	07/15/34	2,850	$2,851,909
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	7.108(c)	07/15/31	1,500	1,502,874
				460,410,470
Other 0.1%
Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40	1,548	1,585,870

Total Asset-Backed Securities (cost $456,981,609)				461,996,340
Commercial Mortgage-Backed Security 0.3%
ROCK Trust, Series 2024-CNTR, Class E, 144A (cost $5,000,000)	8.819	11/13/41	5,000	5,224,922
Corporate Bonds 17.8%
Advertising 0.0%
CMG Media Corp., Sec’d. Notes, 144A	8.875	06/18/29	25	17,231
Airlines 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	375	330,259
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	3,575	3,512,437
				3,842,696
Auto Parts & Equipment 0.0%
Dana, Inc., Sr. Unsec’d. Notes	4.500	02/15/32	680	594,997

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 13.6%
Bank of America Corp.,
Jr. Sub. Notes, Series MM(a)	4.300%(ff)	01/28/25(oo)	60,723	$60,410,427
Jr. Sub. Notes, Series RR	4.375(ff)	01/27/27(oo)	5,384	5,189,523
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	9,870	10,147,941
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	6,295	6,301,511
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	54,373	54,195,723
Jr. Sub. Notes, Series X(v)	3.875(ff)	02/18/26(oo)	26,500	25,699,729
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	12,609	12,065,640
Jr. Sub. Notes, Series V(v)	4.125(ff)	11/10/26(oo)	20,058	19,252,921
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	6,027	6,000,957
Jr. Sub. Notes, Series II(v)	4.000(ff)	04/01/25(oo)	23,015	22,753,109
Jr. Sub. Notes, Series NN	6.875(ff)	06/01/29(oo)	295	311,469

Royal Bank of Canada (Canada), Jr. Sub. Notes(v)	7.500(ff)	05/02/84	14,250	14,820,000
State Street Corp., Jr. Sub. Notes, Series J	6.700(ff)	09/15/29(oo)	100	102,708
Sumitomo Mitsui Financial Group, Inc. (Japan), Jr. Sub. Notes	6.600(ff)	06/05/34(oo)	2,725	2,816,969
Toronto-Dominion Bank (The) (Canada), Jr. Sub. Notes(a)(v)	7.250(ff)	07/31/84	30,255	30,897,919
U.S. Bancorp, Jr. Sub. Notes(v)	3.700(ff)	01/15/27(oo)	5,363	5,068,705
Wells Fargo & Co.,
Jr. Sub. Notes	6.850(ff)	09/15/29(oo)	6,060	6,275,802
Jr. Sub. Notes, Series BB(v)	3.900(ff)	03/15/26(oo)	10,275	9,983,855
				292,294,908
Building Materials 0.1%
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	2,695	2,730,999
Chemicals 0.0%
Tronox, Inc., Gtd. Notes, 144A	4.625	03/15/29	175	161,043

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 0.1%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500%	03/01/28	1,521	$1,496,874
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	367,136
Hertz Corp. (The), Gtd. Notes, 144A	5.000	12/01/29	955	660,763
				2,524,773
Diversified Financial Services 0.5%
American Express Co., Jr. Sub. Notes(a)	3.550(ff)	09/15/26(oo)	11,665	11,137,484
Electric 0.6%
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	7,375	7,448,522
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	5,225	5,378,390
				12,826,912
Home Builders 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	04/01/30	835	774,303
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30	4,200	3,927,000
				4,701,303
Housewares 0.1%
SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A (original cost $2,535,188; purchased 09/17/21 - 10/13/21)(f)	6.500	10/01/29	2,550	1,633,234
Internet 0.2%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	200	188,004
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	200	185,870

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Internet (cont’d.)

United Group BV (Slovenia), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.250% (Cap N/A, Floor 4.250%)	7.273%(c)	02/01/29	EUR	4,000	$4,218,208
					4,592,082
Media 0.4%
CSC Holdings LLC,
Gtd. Notes, 144A (original cost $121,500; purchased 06/07/24)(f)	3.375	02/15/31		200	145,141
Gtd. Notes, 144A (original cost $127,500; purchased 06/07/24)(f)	4.125	12/01/30		200	150,549
Gtd. Notes, 144A (original cost $357,438; purchased 06/06/24)(f)	5.375	02/01/28		475	411,561
Gtd. Notes, 144A (original cost $156,250; purchased 06/03/24)(f)	5.500	04/15/27		200	180,648
Sr. Unsec’d. Notes, 144A (original cost $367,000; purchased 12/07/22 - 06/13/23)(f)	4.625	12/01/30		700	396,145
Sr. Unsec’d. Notes, 144A (original cost $2,057,903; purchased 09/28/21 - 01/11/22)(f)	5.000	11/15/31		2,157	1,195,160
Sr. Unsec’d. Notes, 144A (original cost $97,000; purchased 06/09/23)(f)	5.750	01/15/30		200	120,489
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $2,461,154; purchased 02/19/20 - 09/25/20)(f)	6.625	08/15/27(d)		3,075	17,640
Sec’d. Notes, 144A (original cost $1,839,782; purchased 01/14/21 - 01/26/21)(f)	5.375	08/15/26(d)		2,080	12,365
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		450	297,626
Gtd. Notes	7.375	07/01/28		350	264,337
Gtd. Notes	7.750	07/01/26		1,000	856,537

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		2,800	2,970,177

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A (original cost $153,000; purchased 05/02/24)(f)	4.500%	09/15/26	200	$172,536
Sr. Unsec’d. Notes, 144A (original cost $82,500; purchased 05/02/24)(f)	6.500	09/15/28	200	133,562
				7,324,473
Oil & Gas 0.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	6,725	673
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	2,650	2,557,445
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	3,750	3,566,020

New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.309	09/30/29	568	559,054
				6,683,192
Packaging & Containers 0.2%
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	3,250	3,205,313
Pipelines 0.4%
Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	8,540	8,855,366
Real Estate 0.1%
Howard Hughes Corp. (The), Gtd. Notes, 144A(a)	4.375	02/01/31	1,745	1,598,846
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,025	972,044
				2,570,890

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 0.3%
Diversified Healthcare Trust,
Gtd. Notes	4.375%	03/01/31	7,519	$5,707,653
Gtd. Notes	9.750	06/15/25	75	75,019
Sr. Unsec’d. Notes	4.750	02/15/28	1,275	1,090,178
				6,872,850
Retail 0.1%
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31	2,195	1,936,328
Telecommunications 0.4%
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^	0.000	12/31/30	164	12,211
Sr. Sec’d. Notes, Series 3A14, 144A^	0.000	12/31/30	2	1,609
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30	198	1,344

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%	10.942	05/25/27	3,107	3,021,668
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28	908	769,644
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.000	04/15/31	1,000	793,826
Sec’d. Notes, 144A	4.875	06/15/29	150	131,798
Sr. Sec’d. Notes, 144A	10.500	04/15/29	375	420,332
Sr. Sec’d. Notes, 144A	10.500	05/15/30	423	463,763
Sr. Sec’d. Notes, 144A	11.000	11/15/29	1,923	2,182,582
				7,798,777

Total Corporate Bonds (cost $388,897,740)				382,304,851
Floating Rate and Other Loans 61.6%
Advertising 0.1%
Terrier Media Buyer, Inc., Term Facility, 2 Month SOFR + 3.500%	8.071(c)	06/18/29	1,979	1,743,821

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Aerospace & Defense 0.7%
Azorra Soar TLB FInance Limited (Cayman Islands), Initial Term Loan, 3 Month SOFR + 3.500%^	8.132%(c)	10/18/29	4,606	$4,571,455
Propulsion (BC) Finco, Amendment No. 4 Replacement Term Loan, 2 Month SOFR + 3.250%	7.867(c)	09/14/29	1,219	1,228,700
Signia Aerospace, LLC,
Delayed Draw Term Loan^	—(p)	12/31/31	71	71,154
Term Loan^	—(p)	12/31/31	854	853,846
Transdigm, Inc.,
Term Loan I, 3 Month SOFR + 2.750%	7.354(c)	08/24/28	4,845	4,851,842
Tranche J Term Loan, 3 Month SOFR + 2.500%	7.104(c)	02/28/31	931	930,408
Tranche K Term Loan, 3 Month SOFR + 2.750%	7.354(c)	03/22/30	1,841	1,842,322
				14,349,727
Agriculture 0.3%
Alltech, Inc., Term B Loan, 1 Month SOFR + 4.114%	8.687(c)	10/13/28	6,467	6,491,080
Airlines 0.5%
American Airlines, Inc., Initial Term Loan, 3 Month SOFR + 5.012%	9.629(c)	04/20/28	6,868	7,081,779
United Air Lines, Inc., Term B Loan, 3 Month SOFR + 2.000%	6.635(c)	02/22/31	2,973	2,987,432
				10,069,211
Auto Parts & Equipment 1.6%
First Brands Group LLC,
2022-Ii Incremental Term loan, 3 Month SOFR + 5.262%	9.847(c)	03/30/27	2,322	2,238,869
First Lien 2021 Term Loan, 3 Month SOFR + 5.262%	9.847(c)	03/30/27	10,387	10,018,348
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%	13.347(c)	03/30/28	6,200	5,704,000
Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.850%	9.414(c)	11/17/28	8,095	7,882,516
Term B Loan, 3 Month SOFR + 5.100%	9.676(c)	11/17/28	9,213	8,998,497
				34,842,230

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Beverages 0.6%
Brewco Borrower LLC, First-Out New Money Term Loan, 3 Month SOFR + 6.250%^	10.906%(c)	04/05/28	4,529	$3,713,790
City Brewing Co. LLC, Second Out Term Loan, 3 Month SOFR + 5.262%^	9.918(c)	04/05/28	8,817	3,703,118
Pegasus Bidco Bv (Netherlands), 2024-2 Dollar Term Loan, 3 Month SOFR + 3.250%	7.773(c)	07/12/29	4,975	4,981,156
				12,398,064
Building Materials 1.6%
Cornerstone Building Brands, Inc., Term Loan, 1 Month SOFR + 5.625%	10.234(c)	08/01/28	8,519	8,320,131
CP Atlas Buyer, Inc., Term B Loan, 1 Month SOFR + 3.750%	8.423(c)	11/23/27	4,494	4,409,367
Emerald Debt Merger Sub LLC, Second Amendment Incremental Term Loan, 1 Month SOFR + 2.500%	7.073(c)	08/04/31	3,150	3,151,969
EMRLD Borrower LP, Initial Term B Loan, 6 Month SOFR + 2.500%	6.933(c)	05/31/30	10,582	10,586,332
Griffon Corporation, Repriced Term Loan, 1 Month SOFR + 2.250%	6.823(c)	01/24/29	1,892	1,897,633
Nvent Electric Public Limited Co., Term B Loan	—(p)	09/30/31	600	606,000
Vector WP HoldCo, Inc., Initial Term B Loan, 1 Month SOFR + 5.114%	9.687(c)	10/12/28	4,529	4,489,849
				33,461,281
Chemicals 3.9%
A-Ap Buyer, Inc., Initial Term Loan, 3 Month SOFR + 3.250%	7.854(c)	09/09/31	3,850	3,874,063
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 3 Month SOFR + 4.500%	9.014(c)	11/15/30	4,975	4,791,990
Flint Group Packaging Inks North America Holdings LLC (Luxembourg),
Facility B USD, 3 Month SOFR + 4.512%	9.888(c)	12/31/26	5,664	5,392,142

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Chemicals (cont’d.)
Flint Group Packaging Inks North America Holdings LLC (Luxembourg), (cont’d.)
First Lien Facility B, 3 Month SOFR + 0.362%	12.545%(c)	12/31/27	4,761	$4,186,367
Second Lien Facility B, 3 Month SOFR + 7.262%	11.888(c)	12/31/27	6,453	1,157,533

Geon Performance Solutions LLC, 2024 Refinancing Term Loan, 3 Month SOFR + 4.512%	9.115(c)	08/18/28	6,234	6,244,071
Ineos Finance PLC (Luxembourg), 2030 Dollar Term Loan, 1 Month SOFR + 3.250%	7.823(c)	02/18/30	5,909	5,931,222
Ineos US Petrochem LLC,
2030 Tranche B Dollar Term Loan, 1 Month SOFR + 3.850%^	8.423(c)	03/14/30	2,568	2,535,406
New Term B Loan, 1 Month SOFR + 4.350%	8.923(c)	04/02/29	4,477	4,457,222

Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	9.435(c)	06/28/28	5,482	5,256,061
LSF11 A5 HoldCo, LLC, 2024 Refinancing Term Loan, 1 Month SOFR + 3.614%	8.187(c)	10/15/28	12,516	12,578,333
Luxembourg Investment Co. Sarl (Luxembourg), Initial Term Loan	11.945	01/03/29(d)	6,859	80,028
Minerals Technologies Inc., Term B Loan	—(p)	12/31/31	2,325	2,333,719
Nouryon Finance BV (Netherlands),
November 2024 B-1 Dollar Term Loan, 3 Month SOFR + 3.250%	7.657(c)	04/03/28	6,742	6,784,094
November 2024 B-2 Dollar Term Loan, 3 Month SOFR + 3.250%	7.657(c)	04/03/28	3,089	3,113,955

Olympus Water US Holding Corp., Term B-5 USD Loan, 3 Month SOFR + 3.500%	8.104(c)	06/20/31	4,223	4,255,597
Paint Intermediate III LLC, Paint Intermediate/Wesco Group Cov-Lite Term B Loan, 3 Month SOFR + 3.000%	7.522(c)	09/11/31	1,175	1,178,672
Tronox Finance LLC, 2024-B Term Loan, 1 Month SOFR + 2.500%	7.088(c)	09/30/31	1,500	1,503,750
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%^	14.647(c)	12/31/25	2,904	2,903,772
Term Loan, 3 Month SOFR + 2.000%	14.656(c)	10/12/28	4,140	4,108,825
				82,666,822

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Commercial Services 6.2%
Albion Financing 3 Sarl (Luxembourg), New 2024 Amended USD Term Loan, 3 Month SOFR + 4.512%	9.096%(c)	08/16/29		3,965	$3,994,486
Allied Universal Holdco LLC, Term Loan USD, 1 Month SOFR + 3.850%	8.423(c)	05/12/28		9,423	9,480,122
Belron Finance US LLC, 2031 Dollar Incremental Term Loan, 3 Month SOFR + 2.750%	7.273(c)	10/01/31		12,525	12,655,473
Boost Newco Borrower LLC, Term B-1 Loan, 3 Month SOFR + 2.500%	7.104(c)	01/31/31		13,620	13,722,150
CCRR Parent, Inc., First Lien Initial Term Loan, 1 Month SOFR + 3.750%	9.026(c)	03/06/28		8,150	4,944,336
CoreLogic, Inc., First Lien Initial Term Loan, 1 Month SOFR + 3.614%	8.187(c)	06/02/28		10,718	10,650,969
Crisis Prevention Institute, Inc., Initial Term Loan, 3 Month SOFR + 4.750%	9.229(c)	04/09/31		5,675	5,686,821
DS Parent, Inc., Term B Loan, 3 Month SOFR + 5.500%	10.104(c)	01/31/31		1,322	1,258,907
EAB Global, Inc., Term Loan, 1 Month SOFR + 3.250%	7.823(c)	08/16/28		2,040	2,045,869
Fly Funding II Sarl (Luxembourg), Term B Loan, 3 Month LIBOR + 1.750%	8.500(c)	08/11/25		9,541	9,362,564
Grant Thornton LLP, Initial Term Loan, 1 Month SOFR + 3.250%	7.823(c)	06/02/31		3,500	3,518,228
Jupiter Buyer, Inc.,
Initial Delayed Draw Term Loan	—(p)	11/30/31		541	543,670
Initial Term Loan	—(p)	11/30/31		4,684	4,711,807

Kuehg Corp., Term Loan, 3 Month SOFR + 3.250%	7.839(c)	06/12/30		4,777	4,820,605
Latham Pool Products, Inc., Initial Term Loan, 3 Month SOFR + 3.900%	8.485(c)	02/23/29		4,733	4,644,007
Markermeer Finance B.V. (Netherlands), Term Facility B, 6 Month EURIBOR + 3.000%	5.765(c)	01/29/27	EUR	5,000	5,230,913
Mavis Tire Express Services Topco Corp., Term Loan, 1 Month SOFR + 3.500%	8.073(c)	05/04/28		1,072	1,079,313
NAB Holdings LLC, 2024 Refinancing Term Loan, 3 Month SOFR + 2.750%	7.354(c)	11/23/28		4,744	4,743,127

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)

Neon Maple Purchaser, Inc., Tranche B-1 Term Loan	— %(p)	11/17/31	14,075	$14,141,856
Omnia Partners, LLC, Repriced Term Loan, 3 Month SOFR + 3.250%	7.867(c)	07/25/30	4,688	4,710,960
PG Polaris Bidco Sarl (Luxembourg), Term B Loan, 3 Month SOFR + 3.000%	7.604(c)	03/26/31	2,444	2,457,622
Ryan LLC,
Delayed Draw Term Loan, 1 Month SOFR + 4.50%	9.017(c)	11/14/30	193	194,062
Initial Term Loan, 1 Month SOFR + 3.500%	8.073(c)	11/14/30	1,823	1,834,376

TruGreen LP, Second Refinancing Term Loan (First Lien), 1 Month SOFR + 4.100%	8.673(c)	11/02/27	3,828	3,706,278
VT Topco, Inc., Term B Loan, 1 Month SOFR + 3.500%	8.073(c)	08/09/30	2,084	2,097,824
				132,236,345
Computers 3.1%
Amazon Holdco, Inc., Initial Term Loan, 1 Month SOFR + 2.250%	6.823(c)	09/29/31	9,125	9,067,969
Caci International, Inc., Tranche B Term loan, 1 Month SOFR + 1.750%	6.385(c)	10/07/31	2,475	2,476,547
ConvergeOne Holdings, PVKG Intermediate Holdings Inc First Lien Term Loan, 3 Month SOFR + 5.750%	10.767(c)	06/04/30	3,483	3,378,302
Fortress Intermediate, Initial Term Loan, 1 Month SOFR + 3.500%	8.073(c)	06/27/31	7,200	7,213,500
Indy US Bidco, LLC, Ninth Amend Dollar Term Loan, 1 Month SOFR + 4.750%	9.323(c)	03/06/28	7,112	7,099,103
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	7.906(c)	03/01/29	10,513	10,544,520
NCR Atleos Corp., Term B Loan, 3 Month SOFR + 3.750%	8.397(c)	03/27/29	4,984	4,993,345
Peraton Corp., First Lien Term B Loan, 1 Month SOFR + 3.850%	8.423(c)	02/01/28	7,218	6,769,063
SonicWall US Holdings, Inc., 2023 Term Loan, 3 Month SOFR + 5.000%	9.604(c)	05/18/28	3,027	3,020,638

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Computers (cont’d.)
Synechron, Inc., Initial Term Loan, 3 Month SOFR + 3.750%^	8.360%(c)	09/26/31		5,025	$5,025,000
VeriFone Systems, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.000%	8.782(c)	08/20/25		8,153	7,624,526
					67,212,513
Cosmetics/Personal Care 0.5%
Rainbow UK Bidco Ltd. (Luxembourg), Facility B3 Loan, SONIA + 4.750%	9.450(c)	02/23/29	GBP	9,275	11,772,469
Distribution/Wholesale 0.7%
AIP RD Buyer Corp.,
Term B Loan (First Lien), 1 Month SOFR + 4.000%	8.583(c)	12/23/30		1,200	1,201,200
Term B Loan (First Lien), 1 Month SOFR + 4.000%	8.583(c)	12/22/28		728	728,578

Quimper AB (Sweden), New Facility B, 3 Month EURIBOR + 2.925%	6.251(c)	02/16/26	EUR	4,500	4,757,358
Resideo Funding, Inc., Fourth Amendment Term Loan, 3 Month SOFR + 2.000%	6.656(c)	06/13/31		3,312	3,319,121
Windsor Holdings III LLC, Facility 2024 September Dollar Refinancing Term B Loan, 1 Month SOFR + 3.500%	8.099(c)	08/01/30		5,481	5,513,735
					15,519,992
Diversified Financial Services 2.0%
Blackhawk Network Holdings, Inc., Term B Loan, 1 Month SOFR + 5.000%	9.573(c)	03/12/29		4,720	4,760,682
CPI Holdco B, LLC, Incremental Term B Loan	—(p)	05/19/31		1,225	1,228,828
Creative Planning LLC, Initial Term Loan, 1 Month SOFR + 2.000%	6.573(c)	05/17/31		10,175	10,179,243
Focus Financial Partners LLC, Initial Term Loan, 1 Month SOFR + 3.250%	7.823(c)	09/15/31		2,799	2,822,088
Hudson River Trading LLC, Term B-1 Loan, 1 Month SOFR + 3.000%	7.630(c)	03/18/30		15,078	15,119,127

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Diversified Financial Services (cont’d.)
Jefferies Finance LLC, Initial Term Loan 2024, 1 Month SOFR + 3.000%^	7.599%(c)	10/21/31	5,175	$5,123,250
VFH Parent LLC, Term B-1 Loan, 1 Month SOFR + 2.750%	7.323(c)	06/21/31	2,686	2,691,688
				41,924,906
Electric 1.4%
Calpine Corporation,
Term B-10, 1 Month SOFR + 2.000%	6.573(c)	01/31/31	12,456	12,493,085
Term Loan (04/19), 1 Month SOFR + 2.000%	6.573(c)	01/31/31	4,889	4,903,422

Discovery Energy Holding Corp., Initial Dollar Term Loan, 3 Month SOFR + 4.750%	9.354(c)	05/01/31	4,564	4,605,397
Heritage Power LLC, Term Loan, 3 Month SOFR + 7.000%^	11.604(c)	07/20/28	1,338	1,318,005
Lightstone HoldCo LLC,
Extended Term B Loan, 3 Month SOFR + 5.750%	10.335(c)	01/29/27	7,128	7,198,280
Extended Term C Loan, 3 Month SOFR + 5.750%	10.335(c)	01/29/27	403	407,081
				30,925,270
Electronics 0.5%
Coherent Corp., Term B-1 Loan, 1 Month SOFR + 2.500%	7.073(c)	07/02/29	4,029	4,047,126
Indicor, Tranche C Dollar Term Loan, 3 Month SOFR + 3.250%	7.854(c)	11/22/29	1,970	1,978,566
Ingram Micro, Inc., 2024 Term B Loan, 3 Month SOFR + 2.750%	7.564(c)	09/22/31	5,150	5,169,651
				11,195,343
Engineering & Construction 0.7%
Arcosa, Inc., Initial Term Loan, 1 Month SOFR + 2.250%	6.823(c)	08/12/31	1,250	1,253,125
Azuria Water Solutions, Inc., 2024 Second Additional Replacement Term Loan, 1 Month SOFR + 3.750%	8.323(c)	05/17/28	3,919	3,936,022

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Engineering & Construction (cont’d.)
Brown Group Holding LLC, Initial Term Loan, 1 Month SOFR + 2.750%	7.323%(c)	07/01/31	5,927	$5,946,086
Construction Partners, Inc., Closing Date Loan, 1 Month SOFR + 2.500%^	7.073(c)	11/03/31	3,500	3,504,375
Michael Baker International LLC, Term B Loan, 1 Month SOFR + 4.750%	9.323(c)	12/01/28	599	599,996
				15,239,604
Entertainment 3.5%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.650%	10.254(c)	02/10/27	11,657	7,586,778
AP Gaming I LLC, Term B Loan, 1 Month SOFR + 4.000%	8.878(c)	02/15/29	4,236	4,265,449
Caesars Entertainment, Inc.,
Incremental Term B-1 Loan, 1 Month SOFR + 2.250%	6.823(c)	02/06/31	2,861	2,874,928
Term B Loan, 1 Month SOFR + 2.250%	6.823(c)	02/06/30	7,503	7,545,458

Cedar Fair LP, Initial Term B Loan, 1 Month SOFR + 2.000%	6.672(c)	05/01/31	2,850	2,848,812
Cinemark USA, Inc., Term B Loan, 1 Month SOFR + 2.750%	7.323	05/24/30	6,301	6,316,847
Entain PLC (United Kingdom), Facility B3, 6 Month SOFR + 2.750%	8.014(c)	10/31/29	7,724	7,759,163
Flutter Financing BV (Ireland), Term B Loan, 3 Month SOFR + 2.000%	6.604(c)	11/30/30	5,409	5,425,425
Formula One Management Ltd. (Luxembourg),
Incremental Term Facility, 1 Month SOFR + 2.000%	7.110(c)	09/30/31	1,708	1,710,824
Term B-1 Loan, 3 Month SOFR + 2.000%	6.604(c)	09/30/31	3,417	3,421,648

Great Canadian (Canada), 2024 Refinancing Term Loan, 1 Month SOFR + 4.750%	9.272(c)	11/01/29	2,703	2,700,734
J&J Ventures Gaming LLC, 2023 Delayed Draw Term Loan (Montana), 1 Month SOFR + 4.364%	8.964(c)	04/26/28	6,766	6,782,915
Maverick Gaming LLC,
First Out Term Loan, 3 Month SOFR + 7.500%^	12.110(c)	06/03/28	4,173	3,964,145
Second Out Term Loan, 3 Month SOFR + 7.500%^	12.110(c)	06/05/28	8,606	4,131,117

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Entertainment (cont’d.)

PCI Gaming Authority, 2024 Term B Loan, 1 Month SOFR + 2.000%	6.573%(c)	07/18/31	8,151	$8,133,403
				75,467,646
Environmental Control 1.7%
Action Environmental Group, Inc. (The), 2024 Term Loan B 4th Amendment, 3 Month SOFR + 3.750%^	8.354(c)	10/24/30	8,591	8,633,923
Covanta Holding Corp.,
Initial Term B Loan, 1 Month SOFR + 2.500%	7.073(c)	11/30/28	2,238	2,246,991
Initial Term C Loan, 6 Month SOFR + 2.500%	7.588(c)	11/30/28	172	172,630

GFL Environmental, Inc., 2024 Refinancing Term Loan, 3 Month SOFR + 2.000%	6.610(c)	07/03/31	5,000	5,014,585
JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 1 Month SOFR + 4.000%	8.595(c)	10/17/30	6,918	6,943,828
Madison Iaq LLC, Initial Term Loan, 6 Month SOFR + 2.750%	7.889(c)	06/21/28	1,974	1,982,820
Mip V Waste Holdings, LLC, Tranche B-1 Term Loan, 3 Month SOFR + 3.000%	7.506(c)	12/08/28	2,085	2,093,193
Reworld Holding Corp.,
Incremental Term B Loan, 1 Month SOFR + 2.500%	7.156(c)	11/30/28	4,370	4,383,217
Incremental Term C Loan, 1 Month SOFR + 2.500%	7.156(c)	11/30/28	239	240,120

Tidal Waste & Recycling Holdings LLC, Term B Loan, 1 Month SOFR + 3.500%^	8.073(c)	10/03/31	3,700	3,704,625
				35,415,932
Foods 0.6%
BCPE North Star U.S. Holdco, Inc., First Lien Initial Term Loan, 1 Month SOFR + 4.114%	8.687(c)	06/09/28	6,443	6,016,507
Froneri International Ltd., (USD) Term Loan, 1 Month SOFR + 2.000%	6.573(c)	09/30/31	6,150	6,142,737
				12,159,244

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Forest Products & Paper 0.1%
Glatfelter Corp., New Term Loan, 3 Month SOFR + 4.250%	8.764%(c)	10/31/31	2,800	$2,803,500
Hand/Machine Tools 0.5%
Alliance Laundry Systems LLC, Initial Term B Loan, 1 Month SOFR + 3.500%	8.073(c)	08/19/31	5,825	5,871,600
Dynamo US Bidco, Inc., Facility B (USD) Loan, 6 Month SOFR + 4.000%	8.245(c)	09/30/31	1,200	1,212,000
Madison Safety & Flow LLC, Initial Term Loan, 1 Month SOFR + 3.250%	7.823(c)	09/26/31	2,825	2,852,072
				9,935,672
Healthcare-Products 0.2%
Medline Borrower LP, Dollar Incremental Term Loan, 1 Month SOFR + 2.250%	7.435(c)	10/23/28	5,190	5,218,294
Healthcare-Services 2.5%
Accelerated Health Systems LLC, Initial Term B Loan, 3 Month SOFR + 4.400%	9.004(c)	02/15/29	8,783	6,587,322
Charlotte Buyer, Inc., First Refinancing Term Loan, 1 Month SOFR + 4.750%	9.372(c)	02/11/28	4,138	4,168,927
Concentra Health Services, Inc., Term B Loan, 1 Month SOFR + 2.250%^	6.823(c)	07/26/31	2,875	2,889,375
eResearch Technology, Inc., Tranche B-1 Term Loan, 1 Month SOFR + 4.000%	8.573(c)	02/04/27	2,970	2,989,704
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	8.406(c)	05/16/31	8,058	8,078,521
Phoenix Guarantor, Inc., Tranche B-4 Term Loan, 1 Month SOFR + 3.250%	7.823(c)	02/21/31	9,791	9,862,477
Select Medical Corp., Tranche B-2 Term Loan, 1 Month SOFR + 2.000%^	6.606(c)	12/31/31	1,715	1,714,813
Sound Inpatient Physicians Holdings LLC, Tranche B Term Loan, 3 Month SOFR + 5.262%	9.865(c)	06/28/28	8,155	7,400,800
Sound Inpatient Physicians, Inc.,
Tranche A Term Loan, 3 Month SOFR + 6.762%	11.365(c)	06/28/28	3,424	3,509,182
Tranche C Term Loan, 3 Month SOFR + 7.012%^	11.615(c)	06/28/29	6,657	4,060,578

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Healthcare-Services (cont’d.)

Upstream Newco, Inc., August 2021 Incremental Term Loan, 3 Month SOFR + 4.250%	9.097%(c)	11/20/26	2,450	$2,031,459
				53,293,158
Holding Companies-Diversified 0.9%
Belfor Holdings, Inc., Initial Tranche B-1 Term Loan, 1 Month SOFR + 3.750%	8.323(c)	11/01/30	7,217	7,244,310
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	9.085(c)	12/19/30	11,004	11,038,254
				18,282,564
Home Furnishings 0.5%
TGP Holdings III LLC, First Lien Closing Date Term Loan, 1 Month SOFR + 3.350%	7.923(c)	06/29/28	11,569	10,914,222
Household Products/Wares 0.3%
Kronos Acquisition Holdings, Inc. (Canada), Initial Loan 2024, 3 Month SOFR + 4.000%	8.584(c)	07/08/31	6,637	6,240,762
Housewares 0.2%
SWF Holdings I Corp., Initial Term Loan, 1 Month SOFR + 4.114%	8.687(c)	10/06/28	6,167	5,025,813
Insurance 2.4%
Acrisure LLC,
2024 Refinancing Term B Loan, 1 Month SOFR + 3.000%	7.599(c)	02/16/27	1,995	1,993,129
2024 Refinancing Term Loan, 1 Month SOFR + 3.250%	7.849(c)	11/06/30	15,438	15,425,171

Assured Partners, Inc., 2024 Term Loan, 1 Month SOFR + 3.500%	8.073(c)	02/14/31	3,116	3,134,742
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	9.937(c)	01/20/29	7,660	7,450,647
New B-08 Term Loan, 1 Month SOFR + 3.364%	7.937(c)	12/23/26	2,402	2,402,477
New B-09 Term Loan, 1 Month SOFR + 3.364%	7.937(c)	07/31/27	862	861,205

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Insurance (cont’d.)
Asurion LLC, (cont’d.)
New B-10 Term Loan, 1 Month SOFR + 4.100%	8.673%(c)	08/19/28	9,963	$9,969,637
New B-11 Term Loan, 1 Month SOFR + 4.350%	8.923(c)	08/21/28	1,084	1,087,292

Broadstreet Partners, Inc., 2024 Term B Loan, 1 Month SOFR + 3.250%	7.823(c)	06/13/31	4,817	4,835,778
Sedgwick Claims Management Services, Inc., 2024 Term Loan, 3 Month SOFR + 3.000%	7.585(c)	07/31/31	4,656	4,684,500
				51,844,578
Internet 0.4%
MH Sub I LLC, 2023 May New Term Loan, 1 Month SOFR + 4.250%	8.823(c)	05/03/28	4,642	4,646,410
Nortonlifelock, Inc., Additional Tranche B-1 Term Loan, 1 Month SOFR + 1.750%	6.323(c)	09/12/29	3,686	3,690,413
				8,336,823
Investment Companies 0.2%
AAL Delaware Holdco, Inc., Initial Term Loan, 1 Month SOFR + 3.500%	8.073(c)	07/30/31	1,725	1,737,938
Hurricane CleanCo Ltd. (United Kingdom), Facility A, 3 Month LIBOR + 6.250% (Cap N/A, Floor 0.000%)^	12.500(c)	10/31/29	2,100	2,672,113
				4,410,051
Leisure Time 1.0%
Alterra Mountain Co., Series B-7 Term Loan, 1 Month SOFR + 3.000%^	7.573(c)	05/31/30	1,072	1,072,313
Bombardier Recreational Products, Inc. (Canada), 2023 Replacement Term Loan, 1 Month SOFR + 2.750%	7.323(c)	12/13/29	3,674	3,686,842
Fender Musical Instruments Corp., Initial Term Loan, 1 Month SOFR + 4.100%	8.673(c)	12/01/28	5,891	5,685,001
LC Ahab US Bidco LLC, Initial Term Loan, 1 Month SOFR + 3.000%	7.573(c)	05/01/31	2,925	2,943,281

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Leisure Time (cont’d.)
Life Time, Inc., 2024 New Term Loan, 1 Month SOFR + 2.500%	7.152%(c)	11/05/31	3,300	$3,314,436
Recess Holdings, Inc., Initial Term Loan, 3 Month SOFR + 4.500%	9.085(c)	02/21/30	4,382	4,426,062
				21,127,935
Lodging 0.3%
Fertitta Entertainment LLC, Initial B Term Loan, 1 Month SOFR + 3.500%	8.073(c)	01/27/29	4,100	4,119,221
Travel Leisure Co., 2023 Incremental Term Loan, 1 Month SOFR + 3.350%	7.938(c)	12/14/29	2,532	2,541,601
				6,660,822
Machinery-Construction & Mining 0.2%
Terex Corp., USD Term Loan, 1 Month SOFR + 1.750%	6.323(c)	10/08/31	5,200	5,226,000
Machinery-Diversified 1.5%
Chart Industries, Inc., 2024 Term B Loan, 3 Month SOFR + 2.500%	7.092(c)	03/15/30	6,389	6,401,393
Doosan Bobcat North America, Inc. (South Korea), Tranche B Term Loans, 3 Month SOFR + 2.000%	6.604(c)	04/20/29	4,087	4,094,278
Hyster-Yale Group, Inc., Term loan B Facility, 1 Month SOFR + 3.614%	8.187(c)	05/26/28	7,820	7,815,487
STS Operating, Inc., First Refinancing Term Loan, 1 Month SOFR + 4.100%	8.673(c)	03/25/31	2,682	2,685,689
TK Elevator US Newco, Inc. (Germany), Facility B2 (USD), 6 Month SOFR + 3.500%	8.588(c)	04/30/30	10,858	10,934,405
				31,931,252
Media 2.0%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	9.656(c)	10/31/27	3,209	2,770,583
CBS Radio/Entercom Media/24 TLA, Term Loan, 1 Month SOFR + 7.000%^	11.687(c)	09/30/28	258	260,092

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Media (cont’d.)
CBS Radio/Entercom Media/24 TLB, Term Loan, 1 Month SOFR + 6.000%	10.687%(c)	09/30/29	1,107	$990,399
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.109(c)	01/18/28	9,042	8,864,889
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/31/24	3,663	3,919,477
First Lien Term Loan, 1 Month SOFR + 10.100%	14.772(c)	05/25/26	149	127,232
Second Lien Term Loan	8.175	08/24/26(d)	55,772	278,858

Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.937(c)	09/25/26	7,870	6,848,252
Sinclair Television Group, Inc., Term B-4 Loan, 1 Month SOFR + 3.850%	8.423(c)	04/21/29	4,642	3,705,504
Univision Communications, Inc.,
2022 Incremental First-Lien Term Loan, 3 Month SOFR + 4.250%	8.854(c)	06/24/29	3,128	3,137,775
2024 Replacement First-Lien Term Loan, 1 Month SOFR + 3.614%	8.187(c)	01/31/29	1,789	1,792,977
Initial First Lien Term Loan, 1 Month SOFR + 3.364%	7.937(c)	01/31/29	5,345	5,331,304

Virgin Media Bristol LLC, Facility Y, 6 Month SOFR + 3.275%	7.724(c)	03/31/31	5,895	5,828,681
				43,856,023
Metal Fabricate/Hardware 1.4%
AZZ, Inc., Initial Term Loan, 1 Month SOFR + 2.500%	7.073(c)	05/13/29	3,893	3,910,863
Crosby US Acquisition Corp, Amendment No. 4 Replacement Term Loan, 1 Month SOFR + 3.500%	8.073(c)	08/16/29	5,856	5,905,845
Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 6.500%^	11.104(c)	04/23/30	7,532	7,456,829
Grinding Media, Inc., 2024 Term B Loan, 3 Month SOFR + 3.500%	3.500(c)	10/12/28	7,118	7,127,866

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Metal Fabricate/Hardware (cont’d.)
Trulite Glass & Aluminum Solutions LLC, Initial Term Loan, 3 Month SOFR + 6.000%^	10.593%(c)	03/01/30	4,053	$3,951,775
Wireco Worldgroup, Inc., 2023 Term B Loan, 3 Month SOFR + 3.750%^	8.382(c)	11/13/28	1,938	1,894,170
				30,247,348
Mining 0.3%
Arsenal Aic Parent LLC, 2024 Term B Loan, 1 Month SOFR + 3.250%	7.823(c)	08/18/30	6,212	6,254,380
Miscellaneous Manufacturing 0.3%
AMG Advanced Metallurgical Group NV (Netherlands), 2021 Term Loan, 1 Month SOFR + 3.614%	8.187(c)	11/30/28	4,726	4,710,935
John Bean Technologies Corp., Term B Loan	—(p)	10/31/31	1,500	1,507,500
				6,218,435
Oil & Gas 0.2%
Apro LLC, Initial Term Loan, 3 Month SOFR + 3.750%	8.272(c)	07/09/31	4,711	4,742,966
Oil & Gas Services 0.1%
MRC Global (US) Inc., Term Loan, 6 Month SOFR + 3.500%^	7.931(c)	10/24/31	2,356	2,356,000
Packaging & Containers 1.1%
Closure Systems International Group, Amendment No. 5 Term Loan, 1 Month SOFR + 3.500%	8.073(c)	03/22/29	2,971	2,994,080
Clydesdale Acquisition Holdings, Inc., Term B Loan, 1 Month SOFR + 3.175%	7.748(c)	04/13/29	5,139	5,166,824
Plaze, Inc., Initial Term Loan, 1 Month SOFR + 3.614%	8.187(c)	08/03/26	5,436	4,946,517
Pregis TopCo LLC, Facility Incremental Amendment No. 3, 1 Month SOFR + 4.114%	8.687(c)	07/31/26	1,207	1,210,369

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Packaging & Containers (cont’d.)
Secure Acquisition, Inc., Closing Date Term Loan, 1 Month SOFR + 4.250%	8.823%(c)	12/15/28	2,294	$2,294,252
Supplyone, Inc., Term B Loan, 1 Month SOFR + 3.750%	8.323(c)	04/19/31	3,955	3,982,811
Trident TPI Holdings, Inc., Tranche B-7 Term Loan, 6 Month SOFR + 3.750%	8.188(c)	09/15/28	2,414	2,438,548
				23,033,401
Pharmaceuticals 0.6%
Gainwell Acquisition Corp., Term B Loan, 3 Month SOFR + 4.100%	8.704(c)	10/01/27	9,978	9,543,582
Sharp Services LLC, Tranche D Term Loan, 2 Month SOFR + 3.250%	7.876(c)	12/31/28	3,729	3,728,718
				13,272,300
Pipelines 0.6%
Buckeye Partners LP, Term B-2 Loan, 1 Month SOFR + 2.000%	6.573(c)	11/22/30	2,875	2,880,192
CPPIB OVM Member U.S. LLC, Initial Term Loan, 3 Month SOFR + 3.250%	7.854(c)	08/20/31	3,475	3,479,344
Rockpoint Gas Storage Partners LP (Canada), Initial Term Loan, 3 Month SOFR + 3.500%	7.985(c)	09/12/31	6,313	6,348,797
				12,708,333
Private Equity 0.2%
HarbourVest Partners LP, New Term B Loan, 3 Month SOFR + 2.250%^	6.854(c)	04/18/30	4,620	4,620,028
Real Estate 0.6%
BRP Nimbus LLC, Initial Term B Loan, 1 Month SOFR + 2.500%	7.173(c)	08/27/25	8,681	8,669,045
Greystar Real Estate Partners, LLC, Term B-2 Loan, 1 Month SOFR + 2.750%^	7.338(c)	08/21/30	4,253	4,253,404
				12,922,449

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Real Estate Investment Trusts (REITs) 0.8%
Blackstone Mortgage Trust, Inc., Term B-4 Loan, 1 Month SOFR + 3.500%^	8.073%(c)	05/09/29		13,487	$13,284,459
Starwood Property Mortgage LLC,
Term B Loan (First Lien), 1 Month SOFR + 2.750%	7.323(c)	11/18/27		2,596	2,600,701
Term B-3 Loan, 1 Month SOFR + 3.350%^	7.923(c)	07/24/26		2,293	2,296,357
					18,181,517
Retail 3.1%
1011778 BC Unlimited Liability Co. (Canada), Term B-6 Loan, 1 Month SOFR + 1.750%	6.323(c)	09/20/30		4,140	4,131,159
Burlington Coat Factory Warehouse Corp., Term B Loan, 1 Month SOFR + 1.750%	6.323(c)	09/24/31		1,975	1,967,594
Constellation Automotive Group Ltd. (United Kingdom), Facility 1 Loan, SONIA + 7.500%	12.200(c)	07/27/29	GBP	990	1,032,975
Dave & Buster’s, Inc.,
2024 Incremental Term B Loan, 1 Month SOFR + 3.250%	7.938(c)	11/01/31		5,700	5,704,748
2024 Refinancing Term B Loan, 1 Month SOFR + 3.250%	7.938(c)	06/29/29		4,380	4,387,810
EG Finco Ltd. (United Kingdom),
Additional Term Facility (Tranche C) (GBP), SONIA + 6.500%	11.483(c)	02/07/25	GBP	882	1,113,669
Term Loan B Tranche C, 1 Month EURIBOR + 5.500%	8.445(c)	02/07/28	EUR	2,685	2,837,486

Great Outdoors Group LLC, Term B-2 Loan, 1 Month SOFR + 3.864%	8.437(c)	03/06/28		6,340	6,358,348
Harbor Freight Tools USA, Inc., Initial Term Loan, 1 Month SOFR + 2.500%	7.157(c)	06/11/31		8,631	8,505,339
Johnstone Supply LLC, Initial Term Loan, 1 Month SOFR + 3.000%	7.640(c)	06/09/31		2,544	2,558,206
Kodiak BP LLC, Term B Loan	—(p)	12/31/31		6,800	6,800,000
MI Windows and Doors LLC, 2024 Incremental Term Loan, 1 Month SOFR + 3.000%	7.573(c)	03/28/31		3,466	3,493,031
Peer Holding III BV (Netherlands), Facility B5, 3 Month SOFR + 3.000%	7.604(c)	07/01/31		5,150	5,180,040

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Retail (cont’d.)

Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 3 Month SOFR + 3.512%	8.115%(c)	03/03/28	4,285	$4,095,489
Rough Country LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.614%	8.187(c)	07/28/28	1,779	1,774,145
Whatabrands LLC, Term B Loan, 1 Month SOFR + 2.750%	7.323(c)	08/03/28	1,892	1,900,384
White Cap Buyer LLC, Tranche C Term Loan, 1 Month SOFR + 3.250%	7.823(c)	10/19/29	4,800	4,821,499
				66,661,922
Semiconductors 0.3%
Natel Engineering Co., Inc., Initial Term Loan, 1 Month SOFR + 6.364%	10.950(c)	04/30/26	6,303	5,909,465
Shipbuilding 0.1%
LSF11 Trinity Bidco, Inc., 2024 Term B Loan, 1 Month SOFR + 3.500%	8.088(c)	06/14/30	2,657	2,658,716
Software 3.9%
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.250%	7.823(c)	02/15/29	14,245	14,277,951
BMC Software, 2031 New First Lien Dollar Term Loan, 3 Month SOFR + 3.750%	8.335(c)	07/30/31	8,042	8,093,044
Camelot US Acquisition LLC, Term B-1 Loan, 1 Month SOFR + 2.750%	7.323(c)	01/31/31	3,240	3,216,089
Cloudera, Inc.,
Second Lien Term Loan, 1 Month SOFR + 6.100%^	10.673(c)	10/08/29	3,320	3,129,100
Term Loan, 1 Month SOFR + 3.850%	8.423(c)	10/08/28	5,288	5,261,772

Cotiviti, Inc., Initial Floating Rate Term Loan, 1 Month SOFR + 3.250%	7.797(c)	05/01/31	6,318	6,328,783
Dun & Bradstreet Corporation (The), Incremental Term B-2, 1 Month SOFR + 2.250%	6.836(c)	01/18/29	5,224	5,236,809
EagleView Technology Corp., First Lien Term Loan, 3 Month SOFR + 3.763%	8.366(c)	08/14/25	3,665	3,466,841

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)

Evertec Group LLC (Puerto Rico), Term B Loan, 1 Month SOFR + 2.750%^	7.339%(c)	10/30/30	3,240	$3,264,300
Genesys Cloud Services Holdings II LLC, Initial 2024 Incremental No. 3 Dollar Term Loan, 1 Month SOFR + 3.000%	7.573(c)	12/01/27	5,309	5,352,390
Hireright Holdings Group, 2024 Incremental Term Loan, 1 Month SOFR + 4.000%	8.573(c)	09/27/30	4,714	4,740,048
Inmar, Inc., Initial Term Loan, 3 Month SOFR + 5.000%	9.662(c)	10/30/31	4,283	4,288,764
Red Planet Borrower LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.600%	8.173(c)	10/02/28	5,434	5,340,718
Renaissance Holding Corp., Covenant-Lite First-Lien Term Loan, 1 Month SOFR + 4.250%	8.823(c)	04/05/30	5,610	5,616,640
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.937(c)	07/14/28	3,483	2,786,045
Weld North Education LLC, 2024 Term Loan, 1 Month SOFR + 3.500%	8.073(c)	12/21/29	3,955	3,967,979
				84,367,273
Telecommunications 3.8%
Aventiv Technologies,
Second Lien Term Loan, 3 Month SOFR + 9.312%^	13.915(c)	11/01/25	106	32,953
Second-Out Term Loan, 3 Month SOFR + 7.762%^	12.365(c)	07/31/25	247	247,385
Super Priority First Lien Third Out Term Loan, 3 Month SOFR + 5.352%	9.955(c)	07/31/25	5,416	4,734,095

CCI Buyer, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.000%	8.604(c)	12/17/27	5,587	5,622,017
CommScope, Inc., Initial Term Loan, 1 Month SOFR + 3.364%	7.937(c)	04/06/26	5,363	5,255,554
Connect Finco Sarl (United Kingdom), Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	9.073(c)	09/27/29	970	844,823

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)

Crown Subsea Communications Holding, Inc., 2024 Term Loan, 1 Month SOFR + 4.000%	8.573%(c)	01/30/31	5,267	$5,326,052
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%	11.335(c)	05/25/27	5,217	4,982,326
GTT Communications, Inc.,
Closing Date Term Loan, 3 Month SOFR + 9.100%	14.704(c)	06/30/28	1,767	1,343,168
Closing Date USD Term Loan, 1 Month SOFR + 7.100%	11.673(c)	12/30/27	2,055	1,962,525

Iridium Satellite LLC, Term B-4 Loan, 1 Month SOFR + 2.250%	6.823(c)	09/20/30	2,985	2,974,834
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.133(c)	04/15/29	4,664	4,768,180
Term B-2, 1 Month SOFR + 6.560%	11.133(c)	04/15/30	4,666	4,765,582
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.350%^	13.935(c)	10/18/27	70	2,088
Initial Term Loan, 3 Month SOFR + 6.540%	11.125(c)	10/18/27	10,885	6,548,887
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	11.385(c)	10/18/27	19,121	860,464

Patagonia Holdco LLC, Initial Term Loan, 3 Month SOFR + 5.750%	10.272(c)	08/01/29	10,030	9,428,389
Qualitytech LP, Term Loan, 1 Month SOFR + 3.500%^	8.024(c)	10/30/31	8,400	8,337,000
Windstream Services LLC, 2024 Term Loan, 1 Month SOFR + 4.850%^	9.506(c)	10/01/31	1,550	1,561,625
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	9.858(c)	10/24/29	781	769,304
Second Out Term Loan, 1 Month SOFR + 1.614%	6.202(c)	10/24/31	2,746	2,203,898

Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Month SOFR + 3.000%	7.687(c)	03/09/27	1,840	1,758,120
Zegona Holdco Ltd., Facility B (USD), 6 Month SOFR + 4.250%^	9.415(c)	07/17/29	6,250	6,226,563
				80,555,832
Transportation 0.8%
First transit Parent, Inc.,
Initial Term B Loan, 3 Month SOFR + 3.262%	7.865(c)	07/21/28	4,286	4,303,502
Initial Term C Loan, 3 Month SOFR + 3.262%	7.865(c)	07/21/28	1,310	1,315,778

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Transportation (cont’d.)

Genesee & Wyoming, Inc., Initial Term B Loan, 3 Month SOFR + 2.000%	6.604%(c)	04/10/31	4,250	$4,259,443
Kenan Advantage Group, Inc. (The), Term B-4 Loan, 1 Month SOFR + 3.250%	7.823(c)	01/25/29	3,072	3,066,883
Savage Enterprises LLC, Term B Loan, 1 Month SOFR + 3.000%	7.573(c)	09/15/28	4,099	4,108,964
				17,054,570

Total Floating Rate and Other Loans (cost $1,394,595,620)				1,321,963,904
Residential Mortgage-Backed Securities 1.0%
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.234(c)	05/25/33	4,671	4,732,182
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.049(c)	03/29/27	8,503	8,593,122
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.799(c)	09/27/28	7,719	7,741,839

Total Residential Mortgage-Backed Securities (cost $20,892,669)				21,067,143
U.S. Treasury Obligation(k) 0.2%
U.S. Treasury Notes (cost $4,014,634)	3.500	09/30/26	4,050	4,000,957

	Shares
Affiliated Exchange-Traded Fund 0.1%
PGIM Active High Yield Bond ETF (cost $861,897)(wa)		25,000	887,500
Common Stocks 1.2%
Chemicals 0.1%
Venator Materials PLC (original cost $7,130,913; purchased 05/15/23 - 10/19/23)*^(f)	10,549	2,848,230

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Gas Utilities 0.2%
Ferrellgas Partners LP (Class B Stock)^	20,453	$3,388,839
Health Care Providers & Services 0.0%
Sound Inpatient Physicians, Inc. (Class A Stock)*^	10,144,042	1,014
Sound Inpatient Physicians, Inc. (Class A2 Stock)*^	454,115	449,574
		450,588
IT Services 0.1%
ConvergeOne Holdings, Inc.*	200,211	2,302,427
Media 0.0%
Audacy, Inc.*^	30,779	637,125
Audacy, Inc.*^	10,551	192,556
		829,681
Oil, Gas & Consumable Fuels 0.6%
Expand Energy Corp.	22,987	2,274,794
Heritage Power LLC*^	182,367	9,574,267
Heritage Power LLC*^	8,021	421,102
Heritage Power LLC*^	209,883	104,942
		12,375,105
Pharmaceuticals 0.1%
Endo, Inc.*	38,830	885,324
Software 0.0%
Campfire Topco Ltd. (Jersey)*^	4,988,976	527
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica)*^	275,213	690,785
Intelsat Emergence SA (Luxembourg)*	28,359	862,581
Xplore, Inc. (Canada)*	172,298	738,125
Xplore, Inc., CVR*^	11,734	1
		2,291,492

Total Common Stocks (cost $18,557,092)		25,372,213

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Preferred Stocks 0.0%
Electronic Equipment, Instruments & Components 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	488	$488,000
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	29,337	322,707

Total Preferred Stocks (cost $670,120)		810,707

	Units
Warrants* 0.0%
Entertainment 0.0%
Falcon’s Beyond Global, Inc., expiring 12/31/79^	156,835	16
Media 0.0%
Audacy, Inc., expiring 12/31/79^	5,896	107,602

Total Warrants (cost $91,463)		107,618

Total Long-Term Investments (cost $2,290,562,844)		2,223,736,155

	Shares
Short-Term Investments 3.7%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.753%)(wa)	72,472,514	72,472,514
PGIM Institutional Money Market Fund (7-day effective yield 4.848%) (cost $7,372,735; includes $7,355,734 of cash collateral for securities on loan)(b)(wa)	7,376,517	7,372,091

Total Short-Term Investments (cost $79,845,249)		79,844,605

TOTAL INVESTMENTS 107.4% (cost $2,370,408,093)		2,303,580,760
Liabilities in excess of other assets(z) (7.4)%		(158,849,535)

Net Assets 100.0%		$2,144,731,225

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP—BNP Paribas S.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CPI—Consumer Price Index
CVR—Contingent Value Rights
DAC—Designated Activity Company
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
N/A—Not Applicable
NAB—National Australia Bank Ltd.
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $149,145,243 and 7.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,198,757; cash collateral of $7,355,734 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2024.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $17,487,128. The aggregate value of $7,417,260 is 0.3% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded corporate bond commitment outstanding at November 30, 2024:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $1,509,446)^	1,532	$1,509,446	$—	$—
Unfunded loan commitments outstanding at November 30, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Action Environmental Group, Inc. (The), 2024-1 Incremental Delayed draw Term Loan, 1.000%, Maturity Date 10/24/30 (cost $629,564)^	630	$632,712	$3,148	$—
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $749,141)^	757	749,430	289	—
Focus Financial Partners LLC, 2024 Delayed Draw Term Loan, 1.625%, Maturity Date 09/30/31 (cost $300,657)	301	303,100	2,443	—
		$1,685,242	$5,880	$—
Futures contracts outstanding at November 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
2	20 Year U.S. Treasury Bonds	Mar. 2025	$239,000	$5,471
Short Positions:
436	2 Year U.S. Treasury Notes	Mar. 2025	89,863,688	(224,307)
15	5 Year Euro-Bobl	Dec. 2024	1,899,772	(11,659)
852	5 Year U.S. Treasury Notes	Mar. 2025	91,676,529	(738,925)
7	10 Year Euro-Bund	Dec. 2024	997,001	(8,772)
171	10 Year U.S. Treasury Notes	Mar. 2025	19,013,063	(238,734)
3	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	381,563	(11,254)
				(1,233,651)
				$(1,228,180)

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Forward foreign currency exchange contracts outstanding at November 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/03/24	MSI	GBP	12,441	$15,578,646	$15,830,685	$252,039	$—
Euro,
Expiring 12/03/24	SCB	EUR	27,541	28,690,627	29,108,001	417,374	—
				$44,269,273	$44,938,686	669,413	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/03/24	BNP	GBP	12,441	$16,164,296	$15,830,686	$333,610	$—
Expiring 01/10/25	MSI	GBP	12,441	15,577,266	15,829,527	—	(252,261)
Euro,
Expiring 12/03/24	MSI	EUR	4,481	4,721,247	4,735,724	—	(14,477)
Expiring 12/03/24	SSB	EUR	23,060	24,999,159	24,372,277	626,882	—
Expiring 01/10/25	SCB	EUR	27,541	28,742,125	29,159,077	—	(416,952)
				$90,204,093	$89,927,291	960,492	(683,690)
						$1,629,905	$(683,690)
Credit default swap agreements outstanding at November 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2024(4)	Value at Trade Date	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	40,950	2.947%	$2,868,538	$3,929,194	$1,060,656
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	345,200	0.475%	7,529,315	8,926,750	1,397,435
					$10,397,853	$12,855,944	$2,458,091
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at November 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.590%	MSI	12/20/24	4,550	$126,517	$—	$126,517
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.590%	MSI	12/20/24	4,565	76,791	—	76,791
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.590%	BNP	12/20/24	20,680	529,207	—	529,207
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.590%	BNP	12/20/24	20,680	483,584	—	483,584

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Total return swap agreements outstanding at November 30, 2024 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.590%	BNP	03/20/25	12,210	$(79,897)	$—	$(79,897)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.590%	MSI	03/20/25	30,000	(196,306)	—	(196,306)
					$939,896	$—	$939,896
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse repurchase agreements outstanding at November 30, 2024:
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at November 30, 2024
Clear Street LLC	5.230%	10/24/24	$6,630,000	12/06/24	$6,630,000
Clear Street LLC	5.230%	10/24/24	3,450,000	12/06/24	3,450,000
Clear Street LLC	5.240%	10/17/24	17,950,000	12/06/24	17,950,000
Clear Street LLC	5.240%	10/17/24	4,493,750	12/06/24	4,493,750
Clear Street LLC	5.240%	10/17/24	14,017,500	12/06/24	14,017,500
Clear Street LLC	5.240%	10/17/24	20,527,500	12/06/24	20,527,500
Clear Street LLC	5.240%	10/17/24	22,500,000	12/06/24	22,500,000
Clear Street LLC	5.240%	10/17/24	20,193,875	12/06/24	20,193,875
			$109,762,625		$109,762,625
Open maturity dates - Certain agreements have no stated maturity and can be terminated by either party at any time.
The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:
Remaining Contractual Maturity of the Agreements
Reverse Repurchase Agreements	Overnight and Continuous	Less than 30 Days	30-90 Days	More than 90 Days	Total
Corporate Bonds	$—	$ 109,762,625	$—	$—	$109,762,625

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Remaining Contractual Maturity of the Agreements
Reverse Repurchase Agreements	Overnight and Continuous	Less than 30 Days	30-90 Days	More than 90 Days	Total
Total Borrowings	$ —	$109,762,625	$ —	$ —	$109,762,625
During the reporting period ended November 30, 2024, the Fund held reverse repurchase agreements with an average value of $42,433,875 and a daily weighted average interest rate of 3.951%. In addition, Corporate Bonds with a market value of $116,880,364 have been segregated as collateral to cover the requirement for the reverse repurchase agreements outstanding at period end.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).